Debt, Capital Lease Agreements (Details) $ in Millions	Dec. 31, 2016 USD ($)
Cleco Power [Member]
Debt Instrument [Line Items]
2017	$ 1.8
Successor [Member]
Debt Instrument [Line Items]
2017	$ 1.8